Annual Fund Operating Expenses - Intermediate Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Intermediate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	[1]

[1]	Homestead Advisers has contractually agreed, through at least April 30, 2026, to limit the Fund’s operating expenses to an amount not to exceed 0.80% of the Fund's average daily net assets. Operating expenses exclude interest; taxes; brokerage commissions; other expenditures that are capitalized in accordance with generally accepted accounting principles; other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and acquired fund fees and expenses such as the fees and expenses associated with an investment in (i) an investment company or (ii) any company that would be an investment company under Section 3(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. This waiver agreement will terminate immediately upon termination of the Fund’s Management Agreement and may be terminated by the Fund upon 60 days’ notice.